Convertible Note	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule Of Amortized Cost Of Convertible Note [Abstract]
Convertible Note

12. Convertible Note

On June 9, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an institutional investor (the “Investor”), pursuant to which the Company (i) up to $7.4 million in face value of 8% original issue discount senior secured convertible notes (“Notes”) and (ii) warrants (“Warrants”) to purchase up to certain number of Class A ordinary shares par value $0.0001 per share (“Shares”) that equals 40% of the maximum principal amount of the First Tranche Note divided by the daily volume weighted average prices (“VWAPs”) prior to the initial closing date of the First Tranche.

The Purchase Agreement provides for three tranches of Notes and Warrants, including (i) the First Tranche, which consists of up to $2.2 million in principal amount of Note and related Warrants, to be issued in two installments, the first installment upon signing of the Purchase Agreement and the second installment upon the U.S. Securities and Exchange Commission (the “SEC”) declaring the initial resale registration statement to be filed therefor effective; (ii) the Second Tranche, also up to $2.2 million in principal amount of Note, to occur on the earlier of the date on which the First Tranche Note has less than $500,000 in principal remaining or after 120 days following effectiveness of the initial resale registration statement, subject to the Company having a minimum market capitalization of $30 million; and (iii) the Third Tranche, up to $3.0 million in principal amount of Notes, which may be issued by mutual consent up to 180 days after the Second Tranche closing. The conversion price of the Notes equals to the lower of (i) a fixed price equal to 120% of the average of the three daily VWAPs of the Shares immediately prior to the applicable closing date, which will be subject to adjustment for dilutive offerings (excluding director and officer compensation) that occur within the next 18 months and (ii) a floating price based on 93% of the lowest daily VWAP in the 10 trading days immediately preceding the conversion if there is no event of default. The transaction is subject to customary closing conditions for each tranche, and each closing is expected to take place once those conditions are satisfied or waived in the near future.

The Company also issued 1,248,611 Shares (“Pre-Delivery Shares”) and pre-funded warrants to purchase an additional 213,389 Pre-Delivery Shares.

On the initial first closing date, the investor shall pay the company the available funds equivalent to the initial first closing subscription amount of US$1,380,000 via wire transfer, and the company shall deliver to the investor the first tranche of notes in the amount of US$1,500,000, along with warrants and Pre-Delivery Shares, remotely through electronic transmission of the relevant transaction documents on June 10, 2025.As to the initial First Tranche Closing, a Warrant registered in the name of the Investor number of shares of ordinary shares equal to 40% of the Investor’s maximum Principal Amount under the First Tranche Note divided by the daily VWAP of the ordinary shares on the date prior to such Closing, with an initial exercise price equal to the Fixed Conversion Price of the Note issued at such Closing, subject to adjustment therein(that is 279,739 warrants). Notwithstanding anything herein to the contrary, at any time or times from and after the occurrence and during the continuance of any Event of Default (as defined in the Note), the Holder may elect to exercise all or any portion of this Warrant at an alternative Exercise Price equal to 80% of the VWAP for the Trading Day immediately preceding the date of such exercise. As to the initial First Tranche Closing, a Warrant registered in the name of the Investor to purchase up to a number of shares of ordinary shares equal to 40% of the Investor’s maximum Principal Amount under the First Tranche Note divided by the daily VWAP of the ordinary shares on the date prior to such Closing, with an initial exercise price equal to the Fixed Conversion Price of the Note issued at such Closing, subject to adjustment therein); From the date the U.S. Securities and Exchange Commission declares the initial resale registration statement effective, the investor shall pay $644,000 of the initial second closing subscription amount, and the company shall deliver to the investor the second tranche of the first notes in the amount of $700,000.

On October 2, 2025, investors completed the conversion of the first tranche with a face value of USD 2,050,000. Based on the pre-merger share capital, the converted shares amounted to 3,349,496; based on the post-merger share capital, the converted shares totaled 133,980. The remaining unconverted portion of the first tranche carried a face value of USD 150,000. The relevant investors have reached an agreement with the Company to use this unconverted amount to offset part of the principal of the USD 1,500,000 convertible bond issued by the Company on December 18,2025.

On October 15,2025, the terms of the second and third tranches of the original purchase agreement (the second tranche covering a maximum note principal of $220 million, and the third tranche covering a maximum note principal of $3 million) are hereby nullified.

On October 17,2025, the Company entered into a Securities Purchase Agreement with an institutional investor (“the Investor”). Pursuant to the Agreement, the Company issued to the Investor senior secured convertible notes with an original issue discount of 8% and a principal amount of US$1,500,000 (“the Notes”), and the Investor paid a subscription amount equal to 92% of the principal, namely US$1,380,000. The Notes were settled on October 17,2025. Under the relevant terms, the conversion price shall be the lower of: (A) a fixed conversion price of US$0.6777; (B) an alternative conversion price of 93% of the lowest daily VWAP during the 10 trading days preceding the conversion date (in the event of no default event); if a default event occurs, this 93% shall be replaced by 80%; or (C) a floor price of US$0.1007. Subsequent adjustment mechanism for the Fixed Conversion Price: “Effective upon each subsequent closing under any Purchase Agreement, the Fixed Conversion Price shall be reduced—never increased—to equal the lowest 120% of the average three-day VWAP calculated prior to the Closing Date.”

On December 29,2025, investors completed the conversion of the entire batch with a face value of USD 1,500,000. Based on the pre-merger share capital, the converted shares amounted to 5,773,423; based on the post-merger share capital, the converted shares totaled 230,937.

On December 18,2025, the Company entered into a Securities Purchase Agreement with an institutional investor (“the Investor”). Pursuant to the agreement, the Company issued to the Investor senior secured convertible notes with an original issue discount of 8% and a maximum principal amount of USD 2,000,000 (“the Notes”), for which the Investor paid a subscription amount equivalent to 92% of the principal. The first delivery was completed on December 18,2025, with the Company receiving notes totaling USD 1,380,000, representing a principal amount of USD 1,500,000. The agreement also stipulated a second delivery: upon the effectiveness of the resale registration statement corresponding to the Notes, the Investor would pay USD 460,000 for the remaining notes with a principal amount of USD 500,000. As of December 31,2025, this batch had not yet been fully delivered. Additionally, under relevant terms, the conversion price shall be the lower of: (A) A fixed conversion price, calculated on the delivery date; (B) An alternative conversion price: 93% of the lowest daily VWAP during the 10 trading days preceding the conversion date (unless a default event occurs); in the event of a default, this 93% is replaced by 80%; or (C) A floor price: the conversion price shall not be less than USD 0.0524. The subsequent adjustment mechanism for the fixed conversion price is as follows: “Effective upon each subsequent closing under any Purchase Agreement, the Fixed Conversion Price shall be decreased, but in no event increased, to equal the lowest 120% of the average three-day VWAP calculated prior to the Closing Date.”

As of December 31,2025, none of the convertible bonds in this batch’s initial delivery portion had been converted into shares.

The Company has identified and evaluated the embedded features of the convertible notes, and concluded that (i) the Company call option, contingent interest features for event of default, and event of delisting put option are clearly and closely related to the debt host instrument and, therefore, are not required to be bifurcated under ASC 815, (ii) the conversion right is eligible for a scope exception from derivative accounting and is not required to be bifurcated under ASC 815. Consequently, the Company accounts for the convertible notes as a liability following the respective guidance of ASC 815 and ASC 470.

The company issue (i) up to Warrants to purchase up to certain number of Class A ordinary shares par value $0.0001 per Shares that equals 40% of the maximum principal amount of the First Tranche Note divided by the daily VWAP prior to the initial closing date of the First Tranche(that is 279,739 warrants). Therefore, the warrant should be settled by a fixed number of shares rather than a variable number of shares. In conclusion, the Warrants does not fall into any of the three classes, and it is without the scope of ASC 480.

For the six months ended December 31,2025 and December 31,2024, the net interest expense related to the convertible notes was $167,231 and nil, respectively, and has been included in the interest expense section of the consolidated income statement. The Company has no cash interest payment obligations; all interest expenses represent non-cash charges arising from the amortization of the discount on the convertible notes issuance, with the corresponding interest amounts fully incorporated into the amortized cost of the convertible notes.

The amortized cost of the Convertible Note as of December 31, 2025 consisted of the following:

As of December 31, 2025
US$
Convertible Note Principal- Issued in December,2025	1,500,000
Convertible Note Interest Adjustment	(192,570)
Total	1,307,430

*	After giving effect to the reverse stock split effected on March 16, 2026.

10. Convertible Note

On June 9, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an institutional investor (the “Investor”), pursuant to which the Company (i) up to $7.4 million in face value of 8% original issue discount senior secured convertible notes (“Notes”) and (ii) warrants (“Warrants”) to purchase up to certain number of Class A ordinary shares par value $0.0001 per share (“Shares”) that equals 40% of the maximum principal amount of the First Tranche Note divided by the daily volume weighted average prices (“VWAPs”) prior to the initial closing date of the First Tranche.

The Purchase Agreement provides for three tranches of Notes and Warrants, including (i) the First Tranche, which consists of up to $2.2 million in principal amount of Note and related Warrants, to be issued in two installments, the first installment upon signing of the Purchase Agreement and the second installment upon the U.S. Securities and Exchange Commission (the “SEC”) declaring the initial resale registration statement to be filed therefor effective; (ii) the Second Tranche, also up to $2.2 million in principal amount of Note, to occur on the earlier of the date on which the First Tranche Note has less than $500,000 in principal remaining or after 120 days following effectiveness of the initial resale registration statement, subject to the Company having a minimum market capitalization of $30 million; and (iii) the Third Tranche, up to $3.0 million in principal amount of Notes, which may be issued by mutual consent up to 180 days after the Second Tranche closing. The conversion price of the Notes equals to the lower of (i) a fixed price equal to 120% of the average of the three daily VWAPs of the Shares immediately prior to the applicable closing date, which will be subject to adjustment for dilutive offerings (excluding director and officer compensation) that occur within the next 18 months and (ii) a floating price based on 93% of the lowest daily VWAP in the 10 trading days immediately preceding the conversion if there is no event of default. The transaction is subject to customary closing conditions for each tranche, and each closing is expected to take place once those conditions are satisfied or waived in the near future.

The Company also issued 1,248,611 Shares (“Pre-Delivery Shares”) and pre-funded warrants to purchase an additional 213,389 Pre-Delivery Shares.

On the initial first closing date, the investor shall pay the company the available funds equivalent to the initial first closing subscription amount of US$1,380,000 via wire transfer, and the company shall deliver to the investor the first tranche of notes in the amount of US$1,500,000, along with warrants and Pre-Delivery Shares, remotely through electronic transmission of the relevant transaction documents on June 10, 2025.As to the initial First Tranche Closing, a Warrant registered in the name of the Investor number of shares of ordinary shares equal to 40% of the Investor’s maximum Principal Amount under the First Tranche Note divided by the daily VWAP of the ordinary shares on the date prior to such Closing, with an initial exercise price equal to the Fixed Conversion Price of the Note issued at such Closing, subject to adjustment therein(that is 279,739 warrants). Notwithstanding anything herein to the contrary, at any time or times from and after the occurrence and during the continuance of any Event of Default (as defined in the Note), the Holder may elect to exercise all or any portion of this Warrant at an alternative Exercise Price equal to 80% of the VWAP for the Trading Day immediately preceding the date of such exercise. As to the initial First Tranche Closing, a Warrant registered in the name of the Investor to purchase up to a number of shares of ordinary shares equal to 40% of the Investor’s maximum Principal Amount under the First Tranche Note divided by the daily VWAP of the ordinary shares on the date prior to such Closing, with an initial exercise price equal to the Fixed Conversion Price of the Note issued at such Closing, subject to adjustment therein); From the date the U.S. Securities and Exchange Commission declares the initial resale registration statement effective, the investor shall pay $644,000 of the initial second closing subscription amount, and the company shall deliver to the investor the second tranche of the first notes in the amount of $700,000.The second instalments of the notes have not been delivered by June 30,2025.

The Company has identified and evaluated the embedded features of the convertible notes, and concluded that (i) the Company call option, contingent interest features for event of default, and event of delisting put option are clearly and closely related to the debt host instrument and, therefore, are not required to be bifurcated under ASC 815, (ii) the conversion right is eligible for a scope exception from derivative accounting and is not required to be bifurcated under ASC 815. Consequently, the Company accounts for the convertible notes as a liability following the respective guidance of ASC 815 and ASC 470.

The company issue (i) up to Warrants to purchase up to certain number of Class A ordinary shares par value $0.0001 per Shares that equals 40% of the maximum principal amount of the First Tranche Note divided by the daily VWAP prior to the initial closing date of the First Tranche(that is 279,739 warrants). Therefore, the warrant should be settled by a fixed number of shares rather than a variable number of shares. In conclusion, the Warrants does not fall into any of the three classes, and it is without the scope of ASC 480.

The amortized cost of the Convertible Note as of June 30, 2025 consisted of the following:

As of June 30, 2025
US$
Convertible Note Principal- Issued in June 2025	1,500,000
Convertible Note Interest Adjustment	(419,734)
Total	1,080,266